Employee benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee benefits
Company's capital stock and debit instruments included in plan assets	$ 16	$ 14
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.79%
Cash and equivalents
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	2.00%
Global equities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	21.00%
Emerging markets equities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
Global fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	53.00%
Emerging markets fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	5.00%
Insurance contracts
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%
Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	2.00%
Hedge funds
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	9.00%
Commodities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%